March 5, 2009

Securities and Exchange Commission Office of Filings and Information Services Judiciary Plaza 100 F Street, N.E. Washington, D.C. 20549 Attention: Filings – Rule 497(j)

RE:	Dreyfus Premier Worldwide Growth Fund, Inc.
- Dreyfus Worldwide Growth Fund
1933 Act No.: 33-58282
1940 Act No.: 811-7512
CIK No.:0000897569

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 22 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2009.

Please address any comments or questions to the attention of the undersigned at (212) 922-6815.

Sincerely,

/s/ Maria R. Rodriguez Maria R. Rodriguez

MRR/